STATEMENT OF CASH FLOWS	12 Months Ended
Dec. 31, 2021 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ (421,194)
Adjustments to reconcile net income to net cash used in operating activities: Interest earned in trust account	(1,556)
Prepaid expenses and other assets	(108,198)
Accounts payable	106,058
Franchise taxes payable	20,800
Net cash flows used in operating activities	(404,091)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash remitted to Trust Account	(50,911,960)
Net cash flows used investing activities	(50,911,960)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of private units	2,068,240
Proceeds from Initial Public Offering	50,911,960
Proceeds from issuance of common stock to Sponsor	25,000
Payment of underwriter compensation	(1,018,240)
Payment of offering costs	(411,681)
Proceeds from Sponsor note	200,000
Repayment of Sponsor note	(200,000)
Net cash flows provided by financing activities	51,575,279
NET INCREASE (DECREASE) IN CASH	259,228
CASH, BEGINNING OF PERIOD
CASH, END OF PERIOD	259,228
Supplemental disclosure of noncash activities:
Deferred underwriting compensation	1,527,358
Representative shares issued and charged to offering costs	$ 254,560